Segment Disclosures Revenue classified by timing of recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Revenue classified by timing of recognition [Line Items]
Revenues	$ 904	$ 932	$ 1,309
Transferred at Point in Time [Member]
Revenue classified by timing of recognition [Line Items]
Revenues	416
Transferred over Time [Member]
Revenue classified by timing of recognition [Line Items]
Revenues	$ 488